UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22257

Hatteras Global Private Equity Partners Institutional, LLC

(Exact name of registrant as specified in charter)

6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS GLOBAL PRIVATE EQUITY PARTNERS INSTITUTIONAL, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS' CAPITAL PERCENTAGES AS FOLLOWS:

Investments in Non-Listed Private Equity Funds (73.94%)	Cost	Fair Value
China (11.76%)
Delta Capital Growth Fund, L.P. [a,b]	$750,000	$948,986
Prax Capital China Growth Fund III (UST), L.P.[a,b]	565,434	776,490
Total China Investments		1,725,476
Germany (7.98%)
Pinova Capital [a,b]	1,130,836	1,171,513
Holland (6.69%)
HPE PRO Institutional Fund B.V. [a,b]	1,190,148	981,072
Hong Kong (4.96%)
Orchid Asia V, L.P. [a,b]	331,018	727,834
India (10.06%)
India Business Excellence Fund I, Inc. [a,b] (38 Class A participating shares)	241,839	791,929
India Equity Partners Fund II, LLC [a,b]	320,593	238,148
Peepul Capital Fund III, LLC [a,b] (49 common shares)	538,632	446,413
Total India Investments		1,476,490
Switzerland (3.04%)
Euroknights VI a, b	471,362	446,660
United Kingdom (8.33%)
Elysian Capital I, L.P. [a,b]	906,707	1,221,625
United States (21.12%)
The Azalea Fund III, L.P. [a,b]	326,309	259,080
Baird Capital Partners V, L.P. [a,b]	785,963	698,146
Radius Venture Partners III, L.P.[a,b]	381,426	748,132
Radius Venture Partners III QP, L.P.[a,b]	277,728	503,003
The Resilience Fund III, L.P. [a,b]	802,351	891,191
Total United States Investments		3,099,552
Total Investments in Non-Listed Private Equity Funds (Cost $9,020,346)		10,850,222

Short-Term Investments (26.62%)
Federated Prime Obligations Fund #10, 0.03% [c,d]	3,906,440	3,906,440
Total Short-Term Investments (Cost $3,906,440)		3,906,440
Total Investments (Cost $12,926,786) (100.56%)		14,756,662
Liabilities in excess of other assets (-0.56%)		(81,899)
Members' Capital (100.00%)		$14,674,763

[a]	Non-Listed Private Equity Funds are issued in private placement transactions and, as such, are restricted as to resale.
[b]	Non-income producing.
[c]	The rate shown is the annualized 7-day yield as of December 31, 2014.
[d]
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

Total cost and fair value of restricted Investment Funds as of December 31, 2014 was $9,020,346 and $10,850,222, respectively.

Percentages shown represent fair value as a percentage of Members' capital.

The Hatteras Global Private Equity Partners Institutional, LLC (the “Fund”) classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended December 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$10,850,222	$10,850,222
Short-Term Investments	3,906,440	-	-	3,906,440
Total	$3,906,440	$-	$10,850,222	$14,756,662

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2014	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Balance as of December 31, 2014
Non-Listed Private Equity Funds	$9,475,227	$(4,832)	$569,952	$1,859,694	$(1,049,819)	$10,850,222
Total Investments	$9,475,227	$(4,832)	$569,952	$1,859,694	$(1,049,819)	$10,850,222

*	The change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2014 is $569,952.

Accounting Standards Update ("ASU") 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent), (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund's valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

As of December 31, 2014 all Level 3 investments were valued using NAV as practical expedient.

The Fund's valuation procedures have been adopted by the Fund's Board of Managers (the “Board”), which oversees the implementation of these procedures. The valuation procedures are implemented by the Fund’s investment manager and the Fund's third party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Global Private Equity Partners Institutional, LLC

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 2, 2015

By (Signature and Title)*	/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 2, 2015

*	Print the name and title of each signing officer under his or her signature.